Intangible assets, net - Schedule of Estimated Amortization Expenses (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Intangible assets, net
2025	¥ 36,691
2026	33,259
2027	31,612
2028	24,661
2029	¥ 7,857